Derivative instruments and hedging activities (Narrative) (Details) - USD ($) $ in Millions	3 Months Ended
	Mar. 31, 2018	Mar. 31, 2017
Derivatives, Fair Value [Line Items]
Assets derivatives - Notional amount	$ 83.5
Gain (Loss) on derivative instrument	2.3	$ 0.3
Other current assets [Member] | Foreign Exchange Contract [Member] | Designated as Hedging Instrument [Member] | Conversion To NIS [Member]
Derivatives, Fair Value [Line Items]
Assets derivatives - Notional amount	$ 16.2